Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Yorkville America Investment Trust
Entity Central Index Key	0001040674
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Truth Social American Energy Security ETF
Shareholder Report [Line Items]
Fund Name	Truth Social American Energy Security ETF
Class Name	Truth Social American Energy Security ETF
Trading Symbol	TSES
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Truth Social American Energy Security ETF for the period of December 29, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/tses. You can also request this information by contacting us at 1-201-985-8300.
Additional Information Phone Number	1-201-985-8300
Additional Information Website	https://www.truthsocialfunds.com/etfs/tses
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment**
Truth Social American Energy Security ETF	$18	0.65%
[1],[2]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.65%	[2]
Net Assets	$ 9,793,198
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$9,793,198
Number of Holdings	66
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Sectors	(%)
Utilities	40.1%
Mining, Quarrying, and Oil and Gas Extraction	21.7%
Manufacturing	20.5%
Professional, Scientific, and Technical Services	4.9%
Construction	4.9%
Transportation and Warehousing	4.6%
Administrative and Support and Waste Management and Remediation Services	1.5%
Finance and Insurance	0.9%
Cash & Other	0.9%

Top 10 Issuers	(%)
Exxon Mobil Corp.	9.4%
Chevron Corp.	9.1%
ConocoPhillips	5.8%
Eaton Corp. PLC	4.9%
GE Vernova, Inc.	3.4%
Southern Co.	3.3%
Duke Energy Corp.	3.3%
NextEra Energy, Inc.	3.3%
Williams Cos., Inc.	3.0%
Quanta Services, Inc.	2.9%
[3]
Updated Prospectus Web Address	https://www.truthsocialfunds.com/etfs/tses
Truth Social American Icons ETF
Shareholder Report [Line Items]
Fund Name	Truth Social American Icons ETF
Class Name	Truth Social American Icons ETF
Trading Symbol	TSIC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Truth Social American Icons ETF for the period of December 29, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/tsic. You can also request this information by contacting us at 1-201-985-8300.
Additional Information Phone Number	1-201-985-8300
Additional Information Website	https://www.truthsocialfunds.com/etfs/tsic
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment**
Truth Social American Icons ETF	$16	0.65%
[4],[5]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.65%	[5]
Net Assets	$ 2,270,342
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,270,342
Number of Holdings	52
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Sectors	(%)
Manufacturing	36.9%
Retail Trade	33.4%
Accommodation and Food Services	10.0%
Information	9.8%
Administrative and Support and Waste Management and Remediation Services	4.1%
Transportation and Warehousing	2.0%
Wholesale Trade	2.0%
Cash & Other	1.8%

Top 10 Issuers	(%)
Netflix, Inc.	8.0%
Walmart, Inc.	7.4%
Home Depot, Inc.	7.3%
Costco Wholesale Corp.	7.1%
PepsiCo, Inc.	6.0%
McDonald’s Corp.	5.3%
Altria Group, Inc.	4.9%
Procter & Gamble Co.	4.5%
Lowe’s Cos., Inc.	4.2%
Uber Technologies, Inc.	4.1%
[6]
Updated Prospectus Web Address	https://www.truthsocialfunds.com/etfs/tsic
Truth Social American Next Frontiers ETF
Shareholder Report [Line Items]
Fund Name	Truth Social American Next Frontiers ETF
Class Name	Truth Social American Next Frontiers ETF
Trading Symbol	TSNF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Truth Social American Next Frontiers ETF for the period of December 29, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/tsnf. You can also request this information by contacting us at 1-201-985-8300.
Additional Information Phone Number	1-201-985-8300
Additional Information Website	https://www.truthsocialfunds.com/etfs/tsnf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment**
Truth Social American Next Frontiers ETF	$16	0.65%
[7],[8]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.65%	[8]
Net Assets	$ 11,382,724
Holdings Count | $ / shares	129
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$11,382,724
Number of Holdings	129
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Sectors	(%)
Manufacturing	50.0%
Information	14.1%
Finance and Insurance	8.4%
Professional, Scientific, and Technical Services	6.6%
Real Estate and Rental and Leasing	5.4%
Health Care and Social Assistance	3.7%
Administrative and Support and Waste Management and Remediation Services	3.2%
Wholesale Trade	1.8%
Mining, Quarrying, and Oil and Gas Extraction	1.1%
Cash & Other	5.7%

Top 10 Issuers	(%)
Planet Labs PBC	1.8%
Marvell Technology, Inc.	1.3%
Intuitive Machines, Inc.	1.3%
Teradyne, Inc.	1.3%
KLA Corp.	1.2%
Equinix, Inc.	1.2%
Iridium Communications, Inc.	1.2%
MKS, Inc.	1.2%
Northrop Grumman Corp.	1.2%
Uniti Group, Inc.	1.1%
[9]
Updated Prospectus Web Address	https://www.truthsocialfunds.com/etfs/tsnf
Truth Social American Red State REITs ETF
Shareholder Report [Line Items]
Fund Name	Truth Social American Red State REITs ETF
Class Name	Truth Social American Red State REITs ETF
Trading Symbol	TSRS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Truth Social American Red State REITs ETF for the period of December 29, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/tsrs. You can also request this information by contacting us at 1-201-985-8300.
Additional Information Phone Number	1-201-985-8300
Additional Information Website	https://www.truthsocialfunds.com/etfs/tsrs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment**
Truth Social American Red State REITs ETF	$17	0.65%
[10],[11]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.65%	[11]
Net Assets	$ 2,528,940
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,528,940
Number of Holdings	26
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Sectors	(%)
Real Estate and Rental and Leasing	97.8%
Cash & Other	2.2%

Top 10 Issuers	(%)
NNN REIT, Inc.	8.2%
Broadstone Net Lease, Inc.	8.1%
VICI Properties, Inc.	7.6%
Realty Income Corp.	7.1%
Four Corners Property Trust, Inc.	6.2%
NETSTREIT Corp.	5.5%
Lamar Advertising Co.	4.9%
National Health Investors, Inc.	4.5%
Kite Realty Group Trust	4.5%
Mid-America Apartment Communities, Inc.	3.6%
[12]
Updated Prospectus Web Address	https://www.truthsocialfunds.com/etfs/tsrs
Truth Social American Security & Defense ETF
Shareholder Report [Line Items]
Fund Name	Truth Social American Security & Defense ETF
Class Name	Truth Social American Security & Defense ETF
Trading Symbol	TSSD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Truth Social American Security & Defense ETF for the period of December 29, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/tssd. You can also request this information by contacting us at 1-201-985-8300.
Additional Information Phone Number	1-201-985-8300
Additional Information Website	https://www.truthsocialfunds.com/etfs/tssd
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment**
Truth Social American Security & Defense ETF	$16	0.65%
[13],[14]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.65%	[14]
Net Assets	$ 8,309,831
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$8,309,831
Number of Holdings	56
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Sectors	(%)
Manufacturing	61.4%
Information	20.5%
Professional, Scientific, and Technical Services	11.8%
Management of Companies and Enterprises	1.4%
Administrative and Support and Waste Management and Remediation Services	1.1%
Finance and Insurance	1.0%
Construction	0.4%
Cash & Other	2.4%

Top 10 Issuers	(%)
RTX Corp.	8.8%
Lockheed Martin Corp.	7.7%
Palantir Technologies, Inc.	6.2%
Northrop Grumman Corp.	6.1%
Palo Alto Networks, Inc.	5.8%
L3Harris Technologies, Inc.	5.5%
General Dynamics Corp.	5.5%
Crowdstrike Holdings, Inc.	5.0%
Fortinet, Inc.	4.5%
Cloudflare, Inc.	4.4%
[15]
Updated Prospectus Web Address	https://www.truthsocialfunds.com/etfs/tssd

[1]
**	Annualized

[2]
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
*	Expressed as a percentage of net assets.

[4]
**	Annualized

[5]
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[6]
*	Expressed as a percentage of net assets.

[7]
**	Annualized

[8]
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
*	Expressed as a percentage of net assets.

[10]
**	Annualized

[11]
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[12]
*	Expressed as a percentage of net assets.

[13]
**	Annualized

[14]
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[15]
*	Expressed as a percentage of net assets.